Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended
	Nov. 16, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026	Aug. 31, 2026
Leatherback Long/Short Alternative Yield ETF [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,921	$ 10,437	$ 10,319	$ 10,702	$ 11,542	$ 12,008	$ 12,513	$ 11,847	$ 11,925	$ 12,246	$ 12,047	$ 12,084	$ 11,593	$ 12,773	$ 13,433	$ 13,678	$ 14,264	$ 14,426	$ 15,269	$ 14,276	$ 14,474	$ 14,380	$ 13,466	$ 14,833	$ 15,670	$ 15,633	$ 15,724	$ 14,869	$ 14,655	$ 14,746	$ 13,627	$ 14,296	$ 14,637	$ 14,279	$ 14,074	$ 13,634	$ 14,078	$ 14,310	$ 14,233	$ 14,387	$ 15,011	$ 14,550	$ 14,949	$ 14,543	$ 15,219	$ 15,708	$ 15,639	$ 15,090	$ 15,131	$ 13,815	$ 13,847	$ 14,359	$ 14,842	$ 14,243	$ 14,224	$ 14,252	$ 14,188	$ 14,996	$ 14,603	$ 13,923	$ 14,456	$ 14,357	$ 15,188	$ 17,098	$ 16,687	$ 15,937	$ 15,150	$ 15,040	$ 15,947	$ 16,739
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	9,994	10,378	10,273	10,556	11,019	11,607	11,688	11,961	12,245	12,617	12,030	12,873	12,784	13,357	12,666	12,287	12,743	11,632	11,653	10,691	11,677	11,201	10,169	10,992	11,607	10,938	11,625	11,342	11,758	11,941	11,993	12,786	13,197	12,986	12,367	12,107	13,213	13,813	14,045	14,795	15,271	14,648	15,374	15,925	16,119	16,510	16,863	16,710	17,691	17,269	17,750	17,518	16,531	16,419	17,453	18,340	18,752	19,132	19,830	20,295	20,344	20,357	20,652	20,495	19,475	21,518	22,651	22,435	22,421	23,031
Wilshire Liquid Alternative Equity Hedge Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,019	$ 10,220	$ 10,177	$ 10,447	$ 10,763	$ 11,053	$ 11,177	$ 11,178	$ 11,260	$ 11,398	$ 11,160	$ 11,449	$ 11,309	$ 11,536	$ 11,344	$ 11,166	$ 11,262	$ 11,100	$ 11,126	$ 10,665	$ 10,985	$ 10,764	$ 10,289	$ 10,690	$ 11,051	$ 10,806	$ 11,121	$ 10,963	$ 11,070	$ 11,192	$ 11,147	$ 11,475	$ 11,650	$ 11,611	$ 11,419	$ 11,331	$ 11,772	$ 12,028	$ 12,207	$ 12,457	$ 12,755	$ 12,540	$ 12,834	$ 12,945	$ 13,083	$ 13,272	$ 13,392	$ 13,359	$ 13,729	$ 13,149	$ 13,451	$ 13,428	$ 13,150	$ 13,062	$ 13,443	$ 13,732	$ 13,798	$ 14,061	$ 14,357	$ 14,458	$ 14,609	$ 14,446	$ 14,877	$ 14,944	$ 14,520	$ 15,052	$ 15,296	$ 15,195	$ 15,496	$ 15,739